MFS
VARIABLE
     ACCOUNT
                                  ANNUAL REPORT
                                             TO
                                CONTRACT OWNERS
                              DECEMBER 31, 1996




NATIONWIDE LIFE INSURANCE COMPANY
  HOME OFFICE: COLUMBUS, OHIO

                                        [NATIONWIDE LIFE INSURANCE COMPANY LOGO]




APO-719-V (12/96)

                    [NATIONWIDE LIFE INSURANCE COMPANY LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215


                                   [GRAPHIC]




                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to bring you the 1996 annual report of the MFS Variable Account.

The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.


                             /s/ Joseph J. Gasper
                             --------------------

                           Joseph J. Gasper, President

--------------------------------------------------------------------------------


                              MFS VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1996


ASSETS:
  Investments at market value:
    MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
       59,614,178 shares (cost $59,614,178) .......................        $ 59,614,178
    Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
       3,796,104 shares (cost $41,344,359) ........................          37,885,116
    Massachusetts Investors Trust - Class A (MFSInvTr)
       2,695,746 shares (cost $33,220,819) ........................          38,980,489
    MFS(R) Bond Fund - Class A (MFSBdFd)
       2,488,582 shares (cost $33,159,970) ........................          32,923,937
    MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
       495,823 shares (cost $11,353,009) ..........................          15,018,474
    MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
       7,983,708 shares (cost $90,144,901) ........................         103,548,687
    MFS(R) High Income Fund - Class A (MFSHiInc)
       6,338,632 shares (cost $32,642,867) ........................          33,848,293
    MFS(R) Research Fund - Class A (MFSRsrch)
       2,516,471 shares (cost $35,420,324) ........................          46,605,048
    MFS(R) Total Return Fund - Class A (MFSTotRe)
       4,709,336 shares (cost $61,243,523) ........................          69,651,081
    MFS(R) World Governments Fund - Class A (MFSWdGvt)
       757,919 shares (cost $8,607,896) ...........................           8,564,486
    Nationwide Separate Account Trust-Money Market Fund (NSATMyMkt)
       2,010,734 shares (cost $2,010,734) .........................           2,010,734
                                                                          -------------
          Total investments .......................................         448,650,523
  Accounts receivable .............................................          16,754,754
                                                                           ------------
           Total assets ...........................................         465,405,277
Accounts payable ..................................................               4,249
                                                                          ------------
Contract owners' equity (note 4) ..................................        $465,401,028
                                                                           ============






See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                                                           1996              1995             1994
                                                                      -------------      -----------       -----------

Investment activity:
   Reinvested capital gains and dividends                              $ 45,028,420       41,437,779        29,599,574
   Mortality and expense charges (note 2)                                (6,079,619)      (5,701,022)       (5,853,289)
                                                                      -------------      -----------       -----------
      Net investment activity                                            38,948,801       35,736,757        23,746,285
                                                                      -------------      -----------       -----------

   Proceeds from mutual fund shares sold                                117,272,138      103,288,834       115,051,876
   Cost of mutual fund shares sold                                     (107,685,553)     (99,147,354)     (112,843,920)
                                                                      -------------      -----------       -----------
      Realized gain loss) on investments                                  9,586,585        4,141,480         2,207,956
   Change in unrealized gain (loss) on investments                       13,552,160       51,182,271       (41,633,519)
                                                                      -------------      -----------       -----------
      Net gain (loss) on investments                                     23,138,745       55,323,751       (39,425,563)
                                                                      -------------      -----------       -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations                             62,087,546       91,060,508       (15,679,278)
                                                                      -------------      -----------       -----------

Equity transactions:
   Purchase payments received from contract owners                       19,727,032       16,996,001        15,834,294
   Redemptions                                                          (70,243,669)     (69,066,775)      (73,513,222)
   Annuity benefits                                                        (569,003)        (582,314)         (569,906)
   Annual contract maintenance charge (note 2)                             (365,726)        (405,553)         (459,826)
   Contingent deferred sales charges (note 2)                              (157,482)        (185,166)         (201,021)
   Adjustments to maintain reserves                                         160,437           42,627            (3,929)
                                                                      -------------      -----------       -----------
         Net equity transactions                                        (51,448,411)     (53,201,180)      (58,913,610)
                                                                      -------------      -----------       -----------


Net change in contract owners' equity                                    10,639,135       37,859,328       (74,592,888)
Contract owners' equity beginning of period                             454,761,893      416,902,565       491,495,453
                                                                      -------------      -----------       -----------
Contract owners' equity end of period                                 $ 465,401,028      454,761,893       416,902,565
                                                                      =============      ===========       ===========

















See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------

                              MFS VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1996, 1995 AND 1994


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

      The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

   (b) The Contracts

      Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

      With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

         MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt) Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk) Massachusetts Investors Trust - Class A (MFSInvTr)
         MFS(R) Bond Fund - Class A (MFSBdFd)
         MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         MFS(R) High Income Fund Class A (MFSHiInc)
         MFS(R) Research Fund - Class A (MFSRsrch)
         MFS(R) Total Return Fund - Class A (MFSTotRe)
         MFS(R) World Governments Fund - Class A (MFSWdGvt)
         Nationwide Separate Account Trust-Money Market Fund (NSATMyMkt)
             (managed for a fee by an affiliated investment advisor)

      At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

      During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

      Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f) Reclassifications

      Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) EXPENSES

      Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following contract charges are deducted by the Company on each contract issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and
(b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

            -  Beginning unit value - Jan. 1

            -  Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            -  Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            -  Contract charges
               (This amount reflects the decrease in the unit value due to the mortality and expense risk fee discussed in note 2.)

            -  Ending unit value - Dec. 31

            -  Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at December 31, 1996, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.

Contract owners' equity represented by:

                                                                           UNITS          UNIT VALUE
                                                                         ---------        -----------
   Contracts in accumulation phase:
      MFS Series Trust IV - MFS(R) Money Market Fund:
         Non-tax qualified .....................................             4,058        $ 35.222087          $  142,931
         Tax qualified spectrum ................................         1,343,440          30.037656          40,353,789
         Non-tax qualified spectrum ............................           615,505          30.058530          18,501,176
      Massachusetts Investors Growth Stock Fund - Class A:
         Non-tax qualified .....................................               498          94.658415              47,140
         Tax qualified spectrum ................................           297,134         100.175691          29,765,604
         Non-tax qualified spectrum ............................            86,801          85.004193           7,378,449
         Non-tax qualified spectrum (81-225) ...................             5,470          92.601102             506,528
      Massachusetts Investors Trust - Class A:
         Tax qualified .........................................                16         125.889283               2,014
         Tax qualified spectrum ................................           331,572         101.029680          33,498,613
         Non-tax qualified spectrum ............................            96,073          90.647891           8,708,815
         Non-tax qualified spectrum (81-225) ...................             2,037          96.304396             196,172
      MFS(R) Bond Fund - Class A:
         Non-tax qualified .....................................             3,321          52.397975             174,014
         Tax qualified spectrum ................................           509,516          44.939826          22,897,560
         Non-tax qualified spectrum ............................           208,403          44.903088           9,357,938
         Non-tax qualified spectrum (81-225) ...................             1,597          45.078692              71,991
      MFS(R) Emerging Growth Fund - Class A:
         Tax qualified spectrum ................................           437,204          34.264981          14,980,787
         Non-tax qualified spectrum (81-225) ...................               675          34.264981              23,129
      MFS(R) Growth Opportunities Fund - Class A:
         Non-tax qualified .....................................             2,724         124.926291             340,299
         Tax qualified spectrum ................................           822,246         116.177967          95,526,869
         Non-tax qualified spectrum ............................           182,479          98.686554          18,008,224
         Non-tax qualified spectrum (81-225) ...................            14,732         108.889502           1,604,160
      MFS(R) High Income Fund - Class A:
         Non-tax qualified .....................................               358          64.483775              23,085
         Tax qualified spectrum ................................           408,255          56.528677          23,078,115
         Non-tax qualified spectrum ............................           176,997          55.671087           9,853,615
         Non-tax qualified spectrum (81-225) ...................             6,379          56.528677             360,596
      MFS(R) Research Fund - Class A:
         Non-tax qualified .....................................               110         124.427653              13,687
         Tax qualified spectrum ................................           283,320         122.865333          34,810,206
         Non-tax qualified spectrum ............................           105,263         107.355935          11,300,608
         Non-tax qualified spectrum (81-225) ...................             1,676         121.431177             203,519
      MFS(R) Total Return Fund - Class A:
         Tax qualified .........................................               131          90.602325              11,869
         Tax qualified spectrum ................................           671,118          83.053566          55,738,743
         Non-tax qualified spectrum ............................           167,776          80.393080          13,488,029
         Non-tax qualified spectrum (81-225) ...................             1,979          82.245565             162,764
      MFS(R) World Governments Fund - Class A:
         Tax qualified spectrum ................................           143,438          50.880072           7,298,136
         Non-tax qualified spectrum ............................            22,367          49.604787           1,109,510
         Non-tax qualified spectrum (81-225) ...................             1,811          50.800980              92,001
      Nationwide Separate Account Trust - Money Market Fund:
         Tax qualified spectrum ................................            55,730          22.783414           1,269,720
         Non-tax qualified spectrum ............................            32,499          22.798231             740,920
                                                                            ======          =========
   Reserves for annuity contracts in payout phase:
         Tax qualified                                                                                             52,535
         Non-tax qualified                                                                                         70,050
         Tax qualified spectrum                                                                                 2,541,149
         Non-tax qualified spectrum                                                                             1,090,226
         Non-tax qualified spectrum (81-225)                                                                        5,743
                                                                                                            -------------
                                                                                                            $ 465,401,028
                                                                                                            =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      SCHEDULE I
                              MFS VARIABLE ACCOUNT
                                  TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994




                                                               MFSINVTR                MFSBDFD                MFSTOTRE
                                                               --------                -------                --------
1996***
   Beginning unit value - Jan. 1                           $101.007177                 **                   79.840336
----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                           12.151296                                       9.492656
----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                    13.860085                                       2.119334
----------------------------------------------------------------------------------------------------------------------
   Contract charges                                          (1.129275)                                      (.850001)
----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                             $125.889283                                      90.602325
----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                                 25%                                           13%
======================================================================================================================

1995***
   Beginning unit value - Jan. 1                           $ 73.217470                 **                   63.581031
----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                            9.389953                                       6.796396
----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                    19.267126                                      10.187101
----------------------------------------------------------------------------------------------------------------------
   Contract charges                                           (.867372)                                      (.724192)
----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                             $101.007177                                      79.840336
----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                                 38%                                           26%
======================================================================================================================

1994***
   Beginning unit value - Jan. 1                           $ 74.716077              42.399834               65.964662
----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                            8.586372               2.862666                2.763915
----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                    (9.338645)             (4.752106)              (4.502426)
----------------------------------------------------------------------------------------------------------------------
   Contract charges                                           (.746334)              (.407003)               (.645120)
----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                             $ 73.217470              40.103391               63.581031
----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                                 (2)%                   (5)%                    (4)%
======================================================================================================================


  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.
 ** This investment option was not being utilized.
*** No other investment options were being utilized.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED


                              MFS VARIABLE ACCOUNT
                                NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994



                                      MFSMYMKT      MFSGRSTK       MFSBDFD      MFSGROPP     MFSHIINC      MFSRSRCH      MFSTOTRE
                                      --------      --------       -------      --------     --------      --------      --------
1996***
   Beginning unit value - Jan. 1   $33.966291     77.839871     50.922705    103.553065    57.870879    100.977005        **
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   1.605064     22.453848      3.611265     13.480974     5.309675      6.050177
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000     (4.761510)    (1.629887)     9.045917     1.918782     18.541253
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.349268)     (.873794)     (.506108)    (1.153665)    (.615561)    (1.140782)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $35.222087     94.658415     52.397975    124.926291    64.483775    124.427653
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         4%           22%            3%           21%          11%           23%
================================================================================================================================

1995***
   Beginning unit value - Jan. 1   $32.595660     61.261465     42.342529     77.773322    49.895862     73.593263     62.479885
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   1.704937     10.252961      3.454391     13.011382     4.720108      6.201200      6.678704
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000      7.033136      5.596005     13.690716     3.805299     22.049861     10.010672
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.334306)     (.707691)     (.470220)     (.922355)    (.550390)     (.867319)     (.711663)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $33.966291     77.839871     50.922705    103.553065    57.870879    100.977005     78.457598
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         4%           27%           20%           33%          16%           37%          26%
================================================================================================================================

1994***
   Beginning unit value - Jan. 1   $31.804010     66.343035     44.767184     81.961605    51.758789     74.327082     64.822235
---------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                   1.114091      6.245985      3.022499      6.380267     4.381074      7.237361      2.716055
---------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             .000000    (10.708702)    (5.017439)    (9.773345)   (5.737464)    (7.223674)    (4.424461)
---------------------------------------------------------------------------------------------------------------------------------
   Contract charges                  (.322441)     (.618853)     (.429715)     (.795205)    (.506537)     (.747506)     (.633944)
---------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31     $32.595660     61.261465     42.342529     77.773322    49.895862     73.593263     62.479885
---------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         2%          (8)%          (5)%          (5)%         (4)%          (1)%         (4)%
================================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.
 ** This investment option was not being utilized.
*** No other investment options were being utilized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT
                             TAX QUALIFIED SPECTRUM
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                       MFSMYMKT      MFSGRSTK     MFSINVTR      MFSBDFD     MFSEMGRO     MFSGROPP
                                       --------      --------     --------      -------     --------     --------
1996
   Beginning unit value - Jan. 1     $29.055232     82.628565    81.308640    43.808005    30.247061    96.595726
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     1.370810     23.764772     9.754053     3.102317      .411401    12.538074
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               .000000     (5.011899)   11.148678    (1.404493)    4.043215     8.443093
-----------------------------------------------------------------------------------------------------------------
   Contract charges                    (.388386)    (1.205747)   (1.181691)    (.566003)    (.436696)   (1.398926)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        $30.037656    100.175691   101.029680    44.939826    34.264981   116.177967
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                           3%           21%          24%           3%          13%          20%
=================================================================================================================

1995
   Beginning unit value - Jan. 1     $27.967294     65.227303    59.116939    36.536936    21.706658    72.767772
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                     1.460813     10.883902     7.560531     2.976527      .000000    12.137397
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               .000000      7.496845    15.541527     4.821993     8.878016    12.812372
-----------------------------------------------------------------------------------------------------------------
   Contract charges                    (.372875)     (.979485)    (.910357)    (.527451)    (.337613)   (1.121815)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        $29.055232     82.628565    81.308640    43.808005    30.247061    96.595726
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                           4%           27%          38%          20%          39%          33%
=================================================================================================================

1994
   Beginning unit value - Jan. 1     $27.370768     70.852048    60.509797    38.746280    20.977490    76.918993
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .957264      6.650437     6.934388     2.612018      .436556     5.969728
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)               .000000    (11.415978)   (7.541473)   (4.337835)     .566606    (9.150770)
-----------------------------------------------------------------------------------------------------------------
   Contract charges                    (.360738)     (.859204)    (.785773)    (.483527)    (.273994)    (.970179)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        $27.967294     65.227303    59.116939    36.536936    21.706658    72.767772
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                           2%          (8)%         (2)%         (6)%           3%         (5)%
=================================================================================================================



                                      MFSHIINC      MFSRSRCH     MFSTOTRE     MFSWDGVT    NSATMYMKT
                                      --------      --------     --------     --------    ---------
1996
   Beginning unit value - Jan. 1     50.886631    100.013750    73.411912    48.914346    21.961256
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    4.662173      5.974756     8.708448     1.375200     1.116295
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             1.683533     18.345600     1.949204     1.232657      .000000
-----------------------------------------------------------------------------------------------------------------
   Contract charges                   (.703660)    (1.468773)   (1.015998)    (.642131)    (.294137)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        56.528677    122.865333    83.053566    50.880072    22.783414
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         11%           23%          13%           4%           4%
=================================================================================================================

1995
   Beginning unit value - Jan. 1     44.007083     73.111959    58.638949    42.911877    21.058716
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    4.157163      6.142147     6.254848     6.115071     1.183897
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)             3.353463     21.879706     9.386344      .495697      .000000
-----------------------------------------------------------------------------------------------------------------
   Contract charges                   (.631078)    (1.120062)    (.868229)    (.608299)    (.281357)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        50.886631    100.013750    73.411912    48.914346    21.961256
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                         16%           37%          25%          14%           4%
=================================================================================================================

1994
   Beginning unit value - Jan. 1     45.788518     74.064821    61.021714    46.532702    20.538004
-----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                    3.870377      7.195425     2.553354     2.288468      .791945
-----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)            (5.069261)    (7.179946)   (4.160311)   (5.345421)     .000000
-----------------------------------------------------------------------------------------------------------------
   Contract charges                   (.582551)     (.968341)    (.775808)    (.563872)    (.271233)
-----------------------------------------------------------------------------------------------------------------
   Ending unit value -Dec. 31        44.007083     73.111959    58.638949    42.911877    21.058716
-----------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                        (4)%          (1)%         (4)%         (8)%           3%
=================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT
                           NON-TAX QUALIFIED SPECTRUM
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                              MFSMYMKT          MFSGRSTK          MFSINVTR           MFSBDFD          MFSGROPP
                                              --------          --------          --------           -------          --------
1996
   Beginning unit value - Jan  1            $29.075421         70.114570         72.953374         43.772192         82.052560
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.371771         20.165623          8.751729          3.099782         10.650379
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .000000         (4.252868)        10.003041         (1.403340)         7.171939
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.388662)        (1.023132)        (1.060253)         (.565546)        (1.188324)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $30.058530         85.004193         90.647891         44.903088         98.686554
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  3%               21%               24%                3%               20%
==============================================================================================================================

1995
   Beginning unit value - Jan  1            $27.986728         55.348697         53.042089         36.507070         61.812074
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            1.461834          9.235549          6.783611          2.974097         10.310027
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .000000          6.361465         13.944489          4.818039         10.883379
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.373141)         (.831141)         (.816815)         (.527014)         (.952920)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $29.075421         70.114570         72.953374         43.772192         82.052560
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  4%               27%               38%               20%               33%
==============================================================================================================================

1994
   Beginning unit value - Jan  1            $27.389788         60.121583         54.291825         38.714601         65.338300
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .957927          5.643236          6.221811          2.609884          5.070943
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .000000         (9.687046)        (6.766521)        (4.334289)        (7.773057)
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.360987)         (.729076)         (.705026)         (.483126)         (.824112)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $27.986728         55.348697         53.042089         36.507070         61.812074
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                  2%               (8)%              (2)%              (6)%              (5)%
==============================================================================================================================



                                              MFSHIINC          MFSRSRCH          MFSTOTRE          MFSWDGVT        NSATMYMKT
                                              --------          --------          --------          --------        ---------
1996
   Beginning unit value - Jan  1             50.114634         87.388917         71.060281         47.688325         21.975540
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            4.591407          5.220557          8.429455          1.340731          1.117024
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     1.658007         16.029828          1.886778          1.201751           .000000
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.692961)        (1.283367)         (.983434)         (.626020)         (.294333)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               55.671087        107.355935         80.393080         49.604787         22.798231
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 11%               23%               13%                4%                4%
==============================================================================================================================

1995
   Beginning unit value - Jan  1             43.339456         63.882963         56.760546         41.836304         21.072414
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            4.094062          5.366818          6.054479          5.961799          1.184666
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     3.302603         19.117811          9.085680           .483276           .000000
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.621487)         (.978675)         (.840424)         (.593054)         (.281540)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               50.114634         87.388917         71.060281         47.688325         21.975540
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 16%               37%               25%               14%                4%
==============================================================================================================================

1994
   Beginning unit value - Jan  1             45.093866         64.715547         59.066983         45.366368         20.551361
------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            3.811643          6.287139          2.471571          2.231109           .792462
------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (4.992348)        (6.273621)        (4.027043)        (5.211428)          .000000
------------------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.573705)         (.846102)         (.750965)         (.549745)         (.271409)
------------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31               43.339456         63.882963         56.760546         41.836304         21.072414
------------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 (4)%              (1)%              (4)%              (8)%               3%

==============================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED

                              MFS VARIABLE ACCOUNT
                       NON-TAX QUALIFIED SPECTRUM (81-225)
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                              MFSGRSTK     MFSINVTR      MFSBDFD     MFSEMGRO     MFSGROPP     MFSHIINC
                                              --------     --------      -------     --------     --------     --------
1996
   Beginning unit value - Jan. 1            $76.380777    77.505736    43.943375    30.247061    90.535764    50.886631
-----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           21.967845     9.297843     3.111902      .411401    11.751494     4.662173
-----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (4.632952)   10.627246    (1.408823)    4.043215     7.913421     1.683533
-----------------------------------------------------------------------------------------------------------------------
   Contract charges                          (1.114568)   (1.126429)    (.567762)    (.436696)   (1.311177)    (.703660)
-----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $92.601102    96.304396    45.078692    34.264981   108.889502    56.528677
-----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 21%          24%           3%          13%          20%          11%
=======================================================================================================================

1995
   Beginning unit value - Jan. 1            $60.295273    56.351973    36.649839    21.706658    68.202665    44.007083
-----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                           10.060939     7.206917     2.985727      .000000    11.375954     4.157163
-----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     6.929991    14.814629     4.836885     8.878016    12.008582     3.353463
-----------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.905426)    (.867783)    (.529076)    (.337613)   (1.051437)    (.631078)
-----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $76.380777    77.505736    43.943375    30.247061    90.535764    50.886631
-----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 27%          38%          20%          39%          33%          16%
=======================================================================================================================

1994
   Beginning unit value - Jan. 1            $65.494712    57.679687    38.865999    20.977490    72.093454    45.788518
-----------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                      .     6.147578     6.610058     2.620091      .436556     5.595215     3.870377
-----------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                   (10.552777)   (7.188748)   (4.351232)     .566606    (8.576687)   (5.069261)
-----------------------------------------------------------------------------------------------------------------------
   Contract charges                           (.794240)    (.749024)    (.485019)    (.273994)    (.909317)    (.582551)
-----------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $60.295273    56.351973    36.649839    21.706658    68.202665    44.007083
-----------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                (8)%         (2)%         (6)%           3%         (5)%         (4)%
=======================================================================================================================


                                              MFSRSRCH     MFSTOTRE     MFSWDGVT
                                              --------     --------     --------
1996
   Beginning unit value - Jan. 1             98.846334    72.697711    48.838310
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            5.905015     8.623693     1.373062
--------------------------------------------------------------------------------
   Unrealized gain (loss)                    18.131463     1.930268     1.230738
--------------------------------------------------------------------------------
   Contract charges                          (1.451635)   (1.006107)    (.641130)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31              121.431177    82.245565    50.800980
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 23%          13%          4%
================================================================================

1995
   Beginning unit value - Jan. 1             72.258548    58.068470    42.845163
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            6.070452     6.194025     6.105566
--------------------------------------------------------------------------------
   Unrealized gain (loss)                    21.624321     9.294998      .494930
--------------------------------------------------------------------------------
   Contract charges                          (1.106987)    (.859782)    (.607349)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31               98.846334    72.697711    48.838310
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                 37%          25%         14%
================================================================================

1994
   Beginning unit value - Jan. 1             73.200301    60.428053    46.460353
--------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            7.111436     2.528526     2.284911
--------------------------------------------------------------------------------
   Unrealized gain (loss)                    (7.096145)   (4.119853)   (5.337099)
--------------------------------------------------------------------------------
   Contract charges                           (.957044)    (.768256)    (.563002)
--------------------------------------------------------------------------------
   Ending unit value - Dec. 31               72.258548    58.068470    42.845163
--------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                (1)%         (4)%        (8)%
================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

See note 3.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of MFS Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of MFS Variable Account as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

--------------------------------------------------------------------------------


NATIONWIDE LIFE INSURANCE COMPANY                                              Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                U.S. Postage
                                                                                 PAID
                                                                            Columbus, Ohio
                                                                            Permit No. 521















Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company